Other Assets and Other Liabilities (Deferred Expenses and Other Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate Properties [Line Items]
Intangible assets, accumulated amortization	$ 31,900	$ 36,800
Intangible assets, net	30,727	33,532
Other receivables	52,820	22,557
Other assets	35,189	36,665
Restricted cash	25,883	26,657
Leasing costs, net	11,802	18,668
Corporate furniture, fixtures and equipment, net	5,691	4,405
Deferred expenses and other assets, net	162,112	142,484
Amortization of above market lease and lease incentives	3,900	6,400	$ 8,600
Amortization of intangible assets	1,900	3,600	$ 6,700
Accumulated amortization on leasing costs	6,700	9,800
Accumulated depreciation on corporate furniture, fixtures and equipment	9,000	8,100
Operating Properties
Real Estate Properties [Line Items]
Other finite-lived intangible assets		32,800
Other receivables	$ 26,000	$ 11,300